Note 3 - Intangible Assets - 10K (Details) - Intangibles and Other Assets (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Note 3 - Intangible Assets - 10K (Details) - Intangibles and Other Assets [Line Items]
Technology, net of accumulated amortization of $136 and $0	$ 7,166	$ 7,612
Technology-Based Intangible Assets [Member]
Note 3 - Intangible Assets - 10K (Details) - Intangibles and Other Assets [Line Items]
Technology, net of accumulated amortization of $136 and $0	6,366	6,734
Customer relationship, net of accumulated amortization of $69 and $0	14 years	14 years
Customer Relationships [Member]
Note 3 - Intangible Assets - 10K (Details) - Intangibles and Other Assets [Line Items]
Technology, net of accumulated amortization of $136 and $0	377	431
Customer relationship, net of accumulated amortization of $69 and $0	7 years	7 years
Trademarks [Member]
Note 3 - Intangible Assets - 10K (Details) - Intangibles and Other Assets [Line Items]
Technology, net of accumulated amortization of $136 and $0	$ 423	$ 447
Customer relationship, net of accumulated amortization of $69 and $0	14 years	14 years